Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Share capital [Member]	Contributed surplus [Member]	AOCI [Member]	Deficit [Member]	Total
Beginning balance at Dec. 31, 2020	$ 472,870	$ 53,433	$ 7,674	$ (216,605)	$ 317,372
Statement [Line Items]
Share-based compensation		3,293			3,293
Exercise of options	3,729	(1,323)			2,406
Total comprehensive income (loss) for the year			(1,025)	36,472	35,447
Ending balance at Dec. 31, 2021	476,599	55,403	6,649	(180,133)	358,518
Statement [Line Items]
Share-based compensation		4,919			4,919
Exercise of options	1,110	(383)			727
Settlement of performance share units	2,217	(4,144)			(1,927)
Total comprehensive income (loss) for the year			20,143	(25,971)	(5,828)
Ending balance at Dec. 31, 2022	$ 479,926	$ 55,795	$ 26,792	$ (206,104)	$ 356,409